Document and Entity Information	Jun. 27, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jun. 27, 2023
Entity Registrant Name	THE GREENBRIER COMPANIES, INC.
Entity Incorporation, State or Country Code	OR
Entity File Number	001-13146
Entity Tax Identification Number	93-0816972
Entity Address, Address Line One	One Centerpointe Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Lake Oswego
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97035
City Area Code	503
Local Phone Number	684-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock without par value
Trading Symbol	GBX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	The Greenbrier Companies, Inc. (the “Company”) is filing this amendment to its Current Report on Form 8-K filed on June 28, 2023, which reported that the Company’s Board of Directors had elected Patrick J. Ottensmeyer to its Board effective on June 29, 2023. At the time of his election, Mr. Ottensmeyer’s board committee appointments had not been determined. On October 19, 2023, the Board of Directors appointed Mr. Ottensmeyer to serve as a member of the Board’s Audit Committee and Compensation Committee, effective as of October 20, 2023. Except as set forth herein, no other information in the Company’s Current Report on Form 8-K filed on June 28, 2023 is amended.
Entity Central Index Key	0000923120